Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 440,000	$ 1,636,848
Collectively Evaluated For Impairment	10,878,371	12,978,350
Total	11,318,371	14,615,198
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	155,000
Collectively Evaluated For Impairment	1,521,559	1,773,625
Total	1,521,559	1,928,625
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	19,568
Collectively Evaluated For Impairment	1,001,271	1,478,543
Total	1,001,271	1,498,111
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	148,610
Collectively Evaluated For Impairment	618,919	496,245
Total	618,919	644,855
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	440,000	1,313,670
Collectively Evaluated For Impairment	7,736,622	9,229,937
Total	$ 8,176,622	$ 10,543,607